Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 6,515	¥ 535,503	¥ 500,046
Accumulated benefit obligation	5,858	481,484	453,111
Fair value of plan assets	$ 983	¥ 80,752	¥ 72,359